Pledged Assets, Contingent Liabilities and Other Obligations (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pledged Assets, Contingent Liabilities and Other Obligations
Percentage of Fixed Royalty	3.00%
Pledged assets	kr 2,336	kr 1,938